E&E ASSETS - Kelly Creek Project (Details)						9 Months Ended
	Sep. 16, 2024 USD ($)	Jun. 03, 2024 USD ($)	Sep. 16, 2023 USD ($)	Sep. 16, 2022 USD ($)	Sep. 16, 2021 USD ($)	Sep. 30, 2024 USD ($)	Jun. 03, 2024 CAD ($) mi²	Jun. 03, 2024 USD ($) mi²
E&E ASSETS
Percentage of interest in a joint venture						70.00%
Percentage of interest in a joint venture, that can be earned upon incurring the required minimum annual E&E expenditures on the project		51.00%
Kelly Creek
E&E ASSETS
Percentage of interest in a joint venture		70.00%
Additional annual expenditures to be incurred							$ 2,500,000
Expenditures on Kelly Creek Project		$ 923,757
Proportion Of Additional Ownership Interest In Joint Venture		19.00%
Kelly Creek | Hot Pot agreement
E&E ASSETS
Annual lease payments made	$ 20,000		$ 30,000	$ 30,000	$ 30,000
Advance royalty payments due, year one						$ 20,000
Advance royalty payments due, year two						25,000
Advance royalty payments due, year three and thereafter						$ 30,000
Percentage of net smelter return royalty		3.00%
Percentage of net smelter return royalty upon payment of specified amount		2.00%
Payment to reduce net smelter return royalty								$ 2,000,000
Kelly Creek | Hot Pot agreement | Battle Mountain Gold Exploration Corporation
E&E ASSETS
Percentage of net smelter return royalty		1.25%
Area within the original boundary of the Hot Pot property, considered for royalty payments | mi²							2.5	2.5